Shareholder Report		6 Months Ended	12 Months Ended
		Feb. 28, 2026 USD ($) Holding	Aug. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Vanguard Scottsdale Funds
Entity Central Index Key		0001021882
Entity Investment Company Type		N-1A
Document Period End Date		Feb. 28, 2026
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000085513
Shareholder Report [Line Items]
Fund Name		Explorer Value™ Fund
Class Name		Investor Shares
Trading Symbol		VEVFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Explorer Value™ Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 27
Expense Ratio, Percent	[1]	0.52%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 1,210,000,000
Holdings Count | Holding		175
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$1,210
Number of Portfolio Holdings	175
Portfolio Turnover Rate	22%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Communication Services	4.7%
Consumer Discretionary	15.6%
Consumer Staples	1.6%
Energy	3.8%
Financials	23.1%
Health Care	6.9%
Industrials	14.9%
Information Technology	8.3%
Materials	4.5%
Other	1.2%
Real Estate	6.8%
Utilities	2.5%
Other Assets and Liabilities—Net	6.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092010
Shareholder Report [Line Items]
Fund Name		Russell 1000 Index Fund
Class Name		ETF Shares
Trading Symbol		VONE
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[2]	0.07%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 10,574,000,000
Holdings Count | Holding		1,018
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$10,574
Number of Portfolio Holdings	1,018
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	1.8%
Consumer Discretionary	13.9%
Consumer Staples	4.0%
Energy	3.6%
Financials	10.3%
Health Care	9.4%
Industrials	12.7%
Real Estate	2.2%
Technology	37.0%
Telecommunications	2.1%
Utilities	2.7%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092009
Shareholder Report [Line Items]
Fund Name		Russell 1000 Index Fund
Class Name		Institutional Shares
Trading Symbol		VRNIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent	[3]	0.06%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 10,574,000,000
Holdings Count | Holding		1,018
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$10,574
Number of Portfolio Holdings	1,018
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	1.8%
Consumer Discretionary	13.9%
Consumer Staples	4.0%
Energy	3.6%
Financials	10.3%
Health Care	9.4%
Industrials	12.7%
Real Estate	2.2%
Technology	37.0%
Telecommunications	2.1%
Utilities	2.7%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092012
Shareholder Report [Line Items]
Fund Name		Russell 1000 Value Index Fund
Class Name		ETF Shares
Trading Symbol		VONV
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[4]	0.07%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 18,479,000,000
Holdings Count | Holding		884
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$18,479
Number of Portfolio Holdings	884
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	3.3%
Consumer Discretionary	10.9%
Consumer Staples	6.3%
Energy	6.7%
Financials	18.2%
Health Care	11.5%
Industrials	16.3%
Real Estate	4.0%
Technology	14.0%
Telecommunications	3.5%
Utilities	4.7%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092011
Shareholder Report [Line Items]
Fund Name		Russell 1000 Value Index Fund
Class Name		Institutional Shares
Trading Symbol		VRVIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent	[5]	0.06%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 18,479,000,000
Holdings Count | Holding		884
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$18,479
Number of Portfolio Holdings	884
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	3.3%
Consumer Discretionary	10.9%
Consumer Staples	6.3%
Energy	6.7%
Financials	18.2%
Health Care	11.5%
Industrials	16.3%
Real Estate	4.0%
Technology	14.0%
Telecommunications	3.5%
Utilities	4.7%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092014
Shareholder Report [Line Items]
Fund Name		Russell 1000 Growth Index Fund
Class Name		ETF Shares
Trading Symbol		VONG
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent	[6]	0.07%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 47,038,000,000
Holdings Count | Holding		398
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$47,038
Number of Portfolio Holdings	398
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	0.3%
Consumer Discretionary	17.4%
Consumer Staples	1.9%
Energy	0.4%
Financials	2.3%
Health Care	8.0%
Industrials	9.4%
Real Estate	0.5%
Technology	58.3%
Telecommunications	0.7%
Utilities	0.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092013
Shareholder Report [Line Items]
Fund Name		Russell 1000 Growth Index Fund
Class Name		Institutional Shares
Trading Symbol		VRGWX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent	[7]	0.06%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 47,038,000,000
Holdings Count | Holding		398
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$47,038
Number of Portfolio Holdings	398
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	0.3%
Consumer Discretionary	17.4%
Consumer Staples	1.9%
Energy	0.4%
Financials	2.3%
Health Care	8.0%
Industrials	9.4%
Real Estate	0.5%
Technology	58.3%
Telecommunications	0.7%
Utilities	0.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092016
Shareholder Report [Line Items]
Fund Name		Russell 2000 Index Fund
Class Name		ETF Shares
Trading Symbol		VTWO
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[8]	0.07%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 15,184,000,000
Holdings Count | Holding		1,969
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$15,184
Number of Portfolio Holdings	1,969
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	4.8%
Consumer Discretionary	10.8%
Consumer Staples	1.7%
Energy	6.1%
Financials	16.1%
Health Care	17.1%
Industrials	19.7%
Other	0.0%
Real Estate	5.7%
Technology	11.6%
Telecommunications	2.6%
Utilities	3.4%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092015
Shareholder Report [Line Items]
Fund Name		Russell 2000 Index Fund
Class Name		Institutional Shares
Trading Symbol		VRTIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[9]	0.07%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 15,184,000,000
Holdings Count | Holding		1,969
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$15,184
Number of Portfolio Holdings	1,969
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	4.8%
Consumer Discretionary	10.8%
Consumer Staples	1.7%
Energy	6.1%
Financials	16.1%
Health Care	17.1%
Industrials	19.7%
Other	0.0%
Real Estate	5.7%
Technology	11.6%
Telecommunications	2.6%
Utilities	3.4%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092017
Shareholder Report [Line Items]
Fund Name		Russell 2000 Value Index Fund
Class Name		ETF Shares
Trading Symbol		VTWV
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[10]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 1,101,000,000
Holdings Count | Holding		1,432
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$1,101
Number of Portfolio Holdings	1,432
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	5.4%
Consumer Discretionary	12.5%
Consumer Staples	1.5%
Energy	8.5%
Financials	24.2%
Health Care	10.4%
Industrials	12.9%
Other	0.0%
Real Estate	9.5%
Technology	6.4%
Telecommunications	2.6%
Utilities	5.8%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092018
Shareholder Report [Line Items]
Fund Name		Russell 2000 Value Index Fund
Class Name		Institutional Shares
Trading Symbol		VRTVX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[11]	0.07%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 1,101,000,000
Holdings Count | Holding		1,432
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$1,101
Number of Portfolio Holdings	1,432
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	5.4%
Consumer Discretionary	12.5%
Consumer Staples	1.5%
Energy	8.5%
Financials	24.2%
Health Care	10.4%
Industrials	12.9%
Other	0.0%
Real Estate	9.5%
Technology	6.4%
Telecommunications	2.6%
Utilities	5.8%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092020
Shareholder Report [Line Items]
Fund Name		Russell 2000 Growth Index Fund
Class Name		ETF Shares
Trading Symbol		VTWG
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[12]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 1,438,000,000
Holdings Count | Holding		1,127
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$1,438
Number of Portfolio Holdings	1,127
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	4.1%
Consumer Discretionary	9.3%
Consumer Staples	1.9%
Energy	3.8%
Financials	8.4%
Health Care	23.5%
Industrials	26.2%
Other	0.0%
Real Estate	2.2%
Technology	16.4%
Telecommunications	2.6%
Utilities	1.0%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092019
Shareholder Report [Line Items]
Fund Name		Russell 2000 Growth Index Fund
Class Name		Institutional Shares
Trading Symbol		VRTGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[13]	0.07%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 1,438,000,000
Holdings Count | Holding		1,127
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$1,438
Number of Portfolio Holdings	1,127
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	4.1%
Consumer Discretionary	9.3%
Consumer Staples	1.9%
Energy	3.8%
Financials	8.4%
Health Care	23.5%
Industrials	26.2%
Other	0.0%
Real Estate	2.2%
Technology	16.4%
Telecommunications	2.6%
Utilities	1.0%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092022
Shareholder Report [Line Items]
Fund Name		Russell 3000 Index Fund
Class Name		ETF Shares
Trading Symbol		VTHR
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[14]	0.07%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 5,361,000,000
Holdings Count | Holding		2,938
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$5,361
Number of Portfolio Holdings	2,938
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	1.9%
Consumer Discretionary	13.8%
Consumer Staples	3.9%
Energy	3.7%
Financials	10.5%
Health Care	9.8%
Industrials	13.1%
Other	0.0%
Real Estate	2.4%
Technology	35.8%
Telecommunications	2.1%
Utilities	2.7%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092021
Shareholder Report [Line Items]
Fund Name		Russell 3000 Index Fund
Class Name		Institutional Shares
Trading Symbol		VRTTX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[15]	0.07%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 5,361,000,000
Holdings Count | Holding		2,938
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$5,361
Number of Portfolio Holdings	2,938
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	1.9%
Consumer Discretionary	13.8%
Consumer Staples	3.9%
Energy	3.7%
Financials	10.5%
Health Care	9.8%
Industrials	13.1%
Other	0.0%
Real Estate	2.4%
Technology	35.8%
Telecommunications	2.1%
Utilities	2.7%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.